General Information - Consolidated Subsidiaries Acquired or Newly Established (Detail)	12 Months Ended
Dec. 31, 2020
Posco International Thailand Co Ltd [Member]
Disclosure of subsidiaries [line items]
Date of addition	2020-01
Ownership (%)	100.00%
Reason	New establishment
PT POSCO INTERNATIONAL INDONESIA [Member]
Disclosure of subsidiaries [line items]
Date of addition	2020-01
Ownership (%)	100.00%
Reason	New establishment
POSCO SPS CORPORATION [Member]
Disclosure of subsidiaries [line items]
Date of addition	2020-04
Ownership (%)	100.00%
Reason	Spun-off from POSCO INTERNATIONAL Corporation
P&O Chemical Co., Ltd.[Member]
Disclosure of subsidiaries [line items]
Date of addition	2020-07
Ownership (%)	51.00%
Reason	New establishment
Posco New Growth [Member]
Disclosure of subsidiaries [line items]
Date of addition	2020-08
Ownership (%)	100.00%
Reason	New establishment
IMP Fund I [Member]
Disclosure of subsidiaries [line items]
Date of addition	2020-08
Ownership (%)	98.04%
Reason	New establishment
PEC POWERCON SDN BHD [Member]
Disclosure of subsidiaries [line items]
Date of addition	2020-08
Ownership (%)	100.00%
Reason	New establishment
POSCO CHEMICAL Free Zone Enterprise [Member]
Disclosure of subsidiaries [line items]
Date of addition	2020-10
Ownership (%)	100.00%
Reason	New establishment